Schedule of earnings (loss) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Net loss for the fiscal year attributed to controlling shareholders	R$ (7,221,538)	R$ (5,988,128)	R$ (117,273)
Common Share [Member]
Earnings per share [line items]
Net loss for the fiscal year attributed to controlling shareholders	R$ (1,560,971)	R$ (1,377,078)	R$ (27,269)
Weighted average number of outstanding shares (in thousands)	2,863,683	2,863,683	2,863,683
Basic loss per share	R$ (0.545)	R$ (0.481)	R$ (0.010)
Diluted loss per share	R$ (0.545)	R$ (0.481)	R$ (0.010)
Preference shares [member]
Earnings per share [line items]
Net loss for the fiscal year attributed to controlling shareholders	R$ (5,660,567)	R$ (4,611,050)	R$ (90,004)
Weighted average number of outstanding shares (in thousands)	295,486	273,967	270,053
Basic loss per share	R$ (19.157)	R$ (16.831)	R$ (0.333)
Diluted loss per share	R$ (19.157)	R$ (16.831)	R$ (0.333)